Annual Total Returns[BarChart] - Moderate Growth Lifestyle Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.25%	13.70%	16.60%	4.27%	(0.95%)	8.40%	13.61%	(7.00%)	20.59%	12.45%